(Loss) Income per Share - Summary of Diluted Weighted Average Number of Shares of Common Stock outstanding (Details) - shares shares in Thousands	3 Months Ended		12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024	May 31, 2025	May 31, 2024
Stock Options and Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share
Antidilutive securities excluded from computation of income (loss) per common share	254,959	232,597
Stock options, PSUs, and warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share
Antidilutive securities excluded from computation of income (loss) per common share			217,785	387,294
Convertible notes
Antidilutive Securities Excluded from Computation of Earnings Per Share
Antidilutive securities excluded from computation of income (loss) per common share	12,000	12,000	12,000	12,000
Convertible preferred stock
Antidilutive Securities Excluded from Computation of Earnings Per Share
Antidilutive securities excluded from computation of income (loss) per common share	40,761		40,013	37,046